Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF

January 31, 2024 (unaudited)

Security Description	Principal	Value

CORPORATE BONDS – 34.0%

Communication Services – 1.6%

AT&T, Inc., 5.40%, 02/15/34	$150,000	$153,929
CCO Holdings LLC / CCO Holdings Capital Corp., 4.75%, 03/01/30(1)	155,000	137,845
CSC Holdings LLC, 5.25%, 06/01/24	80,000	79,957
DISH DBS Corp., 5.88%, 11/15/24	55,000	51,105
DISH DBS Corp., 7.75%, 07/01/26	105,000	61,950
Gray Television, Inc., 7.00%, 05/15/27(1)	115,000	112,541
Level 3 Financing, Inc., 3.63%, 01/15/29(1)	60,000	18,000
Millennium Escrow Corp., 6.63%, 08/01/26(1)	110,000	70,511
Rackspace Technology Global, Inc., 5.38%, 12/01/28(1)	65,000	20,363
Sprint Capital Corp., 8.75%, 03/15/32	130,000	159,438
T-Mobile USA, Inc., 5.05%, 07/15/33	56,000	56,086
Total Communication Services		921,725
Consumer Discretionary – 2.2%
Carnival Corp., 7.00%, 08/15/29 (Panama)(1)	15,000	15,610
Churchill Downs, Inc., 6.75%, 05/01/31(1)	65,000	65,821
Clarios Global LP / Clarios US Finance Co., 6.75%, 05/15/28(1)	10,000	10,141
Ford Motor Co., 3.25%, 02/12/32	90,000	74,550
Ford Motor Co., 4.75%, 01/15/43	70,000	57,750
Meritage Homes Corp., 3.88%, 04/15/29(1)	146,000	134,613
Michaels Cos Inc. (The), 7.88%, 05/01/29(1)	85,000	54,436
Newell Brands, Inc., 6.63%, 09/15/29	111,000	107,826
Nissan Motor Acceptance Co. LLC, 7.05%, 09/15/28(1)	130,000	136,515
NMG Holding Co., Inc. / Neiman Marcus Group LLC, 7.13%, 04/01/26(1)	115,000	112,269
PetSmart, Inc. / PetSmart Finance Corp., 7.75%, 02/15/29(1)	125,000	120,930
Prime Security Services Borrower LLC / Prime Finance, Inc., 6.25%, 01/15/28(1)	75,000	74,390
Royal Caribbean Cruises Ltd., 9.25%, 01/15/29 (Liberia)(1)	4,000	4,299
Tapestry, Inc., 7.85%, 11/27/33	135,000	144,378
Wand Newco 3, Inc., 7.63%, 01/30/32(1)	5,000	5,167
Weekley Homes LLC / Weekley Finance Corp., 4.88%, 09/15/28(1)	120,000	111,965
Total Consumer Discretionary		1,230,660
Consumer Staples – 0.4%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC, 6.63%, 07/15/30(1)	50,000	50,974
HLF Financing Sarl LLC / Herbalife International, Inc., 4.88%, 06/01/29(1)	80,000	62,589
Pilgrim's Pride Corp., 6.25%, 07/01/33	108,000	110,385
Total Consumer Staples		223,948
Energy – 4.0%
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 8.25%, 12/31/28(1)	85,000	86,999
CITGO Petroleum Corp., 7.00%, 06/15/25(1)	120,000	120,071
Civitas Resources, Inc., 8.75%, 07/01/31(1)	75,000	79,827
Columbia Pipelines Operating Co. LLC, 6.04%, 11/15/33(1)	115,000	120,813
Columbia Pipelines Operating Co. LLC, 6.71%, 08/15/63(1)	20,000	22,148
CrownRock LP / CrownRock Finance, Inc., 5.63%, 10/15/25(1)	50,000	49,792
CrownRock LP / CrownRock Finance, Inc., 5.00%, 05/01/29(1)	50,000	49,424
CVR Energy, Inc., 8.50%, 01/15/29(1)	105,000	105,218
DT Midstream, Inc., 4.13%, 06/15/29(1)	105,000	96,567
Energy Transfer LP, Series H, 6.50%, (US 5 Year CMT T- Note + 5.69%), perpetual(2)(3)	120,000	116,253
Flex Intermediate Holdco LLC, 3.36%, 06/30/31(1)	195,000	160,193
Genesis Energy LP / Genesis Energy Finance Corp., 8.88%, 04/15/30	49,000	51,299
Helix Energy Solutions Group, Inc., 9.75%, 03/01/29(1)	85,000	89,247
Hilcorp Energy I LP / Hilcorp Finance Co., 5.75%, 02/01/29(1)	125,000	120,828
Kinder Morgan, Inc., Series G, 7.75%, 01/15/32	113,000	129,347
Kodiak Gas Services LLC, 7.25%, 02/15/29(1)	15,000	15,198
Mesquite Energy, Inc., Escrow, 7.25%, perpetual(1)(3)(4)	12,000	960
Nabors Industries Ltd., 7.25%, 01/15/26 (Bermuda)(1)	100,000	97,584
Ngl Energy Operating LLC / Ngl Energy Finance Corp., 8.13%, 02/15/29(1)	20,000	20,115
Ngl Energy Operating LLC / Ngl Energy Finance Corp., 8.38%, 02/15/32(1)	30,000	30,241
Occidental Petroleum Corp., 6.13%, 01/01/31	75,000	77,911
Transocean, Inc., 11.50%, 01/30/27 (Cayman Islands)(1)	89,000	93,071
Transocean, Inc., 8.75%, 02/15/30 (Cayman Islands)(1)	71,250	73,888
USA Compression Partners LP / USA Compression Finance Corp., 6.88%, 04/01/26	68,000	67,679
Venture Global Calcasieu Pass LLC, 4.13%, 08/15/31(1)	125,000	110,643
Venture Global Lng, Inc., 9.88%, 02/01/32(1)	135,000	142,054
Viper Energy Partners LP, 7.38%, 11/01/31(1)	15,000	15,529
Western Midstream Operating LP, 5.25%, 02/01/50	85,000	76,037
Total Energy		2,218,936
Financials – 11.0%
Acrisure LLC / Acrisure Finance, Inc., 8.25%, 02/01/29(1)	40,000	40,136
Allstate Corp. (The), Series B, 8.56%, (3- Month SOFR + 3.20%), 08/15/53(2)	180,000	180,396

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

January 31, 2024 (unaudited)

Security Description	Principal	Value

CORPORATE BONDS (continued)

Financials (continued)

American Express Co., 5.63%, (SOFR + 1.93%), 07/28/34(2)	$115,000	$118,177
Bank of America Corp., 3.42%, (3-Month SOFR + 1.30%), 12/20/28(2)	130,000	122,852
Bank of America Corp., 5.02%, (SOFR + 2.16%), 07/22/33(2)	155,000	153,696
Bank of America Corp., 2.48%, (US 5 Year CMT T- Note + 1.20%), 09/21/36(2)	160,000	128,482
Bank of New York Mellon Corp. (The), Series G, 4.70%, (US 5 Year CMT T- Note + 4.36%), perpetual(2)(3)	155,000	152,710
Bank of New York Mellon Corp. (The), 5.83%, (SOFR + 2.07%), 10/25/33(2)	45,000	47,639
Blackstone Private Credit Fund, 2.63%, 12/15/26	59,000	53,593
Blackstone Private Credit Fund, 7.30%, 11/27/28(1)	25,000	26,100
Blue Owl Credit Income Corp., 4.70%, 02/08/27	38,000	36,365
Blue Owl Credit Income Corp., 6.65%, 03/15/31(1)	15,000	14,881
Blue Owl Finance LLC, 3.13%, 06/10/31(1)	205,000	170,531
BroadStreet Partners, Inc., 5.88%, 04/15/29(1)	100,000	94,910
Capital One Financial Corp., 2.36%, (SOFR + 1.34%), 07/29/32(2)	155,000	117,395
Capital One Financial Corp., 6.05%, (SOFR + 2.26%), 02/01/35(2)	60,000	60,998
Charles Schwab Corp. (The), Series H, 4.00%, (US 10 Year CMT T- Note + 3.08%), perpetual(2)(3)	95,000	78,983
Charles Schwab Corp. (The), 6.14%, (SOFR + 2.01%), 08/24/34(2)	85,000	89,895
Citadel LP, 4.88%, 01/15/27(1)	115,000	112,658
Citigroup, Inc., 3.98%, (3-Month SOFR + 1.60%), 03/20/30(2)	125,000	119,198
Citigroup, Inc., 6.27%, (SOFR + 2.34%), 11/17/33(2)	110,000	118,095
Citigroup, Inc., 6.17%, (SOFR + 2.66%), 05/25/34(2)	147,000	152,536
Citizens Financial Group, Inc., 5.84%, (SOFR + 2.01%), 01/23/30(2)	18,000	18,131
Corebridge Financial, Inc., 6.88%, (US 5 Year CMT T-Note + 3.85%), 12/15/52(2)	164,000	164,650
Discover Financial Services, 6.70%, 11/29/32	98,000	102,692
Fifth Third Bancorp, 4.34%, (SOFR + 1.66%), 04/25/33(2)	135,000	124,903
First American Financial Corp., 4.00%, 05/15/30	135,000	122,585
Global Atlantic Finance Co., 7.95%, 06/15/33(1)	125,000	139,025
Goldman Sachs Group, Inc. (The), 1.99%, (SOFR + 1.09%), 01/27/32(2)	90,000	73,296
Goldman Sachs Group, Inc. (The), 3.10%, (SOFR + 1.41%), 02/24/33(2)	60,000	51,676
Goldman Sachs Group, Inc. (The), 6.45%, 05/01/36	110,000	120,237
Hub International Ltd., 7.38%, 01/31/32(1)	15,000	15,371
Huntington Bancshares, Inc./Oh, 2.55%, 02/04/30	125,000	107,339
JPMorgan Chase & Co., Series HH, 4.60%, (3- Month SOFR + 3.13%), perpetual(2)(3)	94,000	91,813
JPMorgan Chase & Co., 1.95%, (SOFR + 1.07%), 02/04/32(2)	110,000	89,836
JPMorgan Chase & Co., 5.72%, (SOFR + 2.58%), 09/14/33(2)	175,000	180,433
KeyCorp, 4.79%, (SOFR + 2.06%), 06/01/33(2)	100,000	91,891
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.25%, 02/01/27(1)	75,000	69,517
Liberty Mutual Group, Inc., 4.13%, (US 5 Year CMT T- Note + 3.32%), 12/15/51(1)(2)	55,000	48,296
Lincoln National Corp., 7.62%, (3-Month USD LIBOR + 2.04%), 04/20/67(2)	80,000	58,000
MetLife, Inc., Series G, 3.85%, (US 5 Year CMT T- Note + 3.58%), perpetual(2)(3)	160,000	153,452
MetLife, Inc., Series D, 5.88%, (3-Month SOFR + 3.22%), perpetual(2)(3)	52,000	51,713
Midcap Financial Issuer Trust, 6.50%, 05/01/28(1)	75,000	68,561
Morgan Stanley, 6.34%, (SOFR + 2.56%), 10/18/33(2)	110,000	118,745
Morgan Stanley, 5.25%, (SOFR + 1.87%), 04/21/34(2)	145,000	145,135
Morgan Stanley, 5.95%, (US 5 Year CMT T- Note + 2.43%), 01/19/38(2)	72,000	73,552
MSCI, Inc., 3.63%, 09/01/30(1)	179,000	160,892
National Rural Utilities Cooperative Finance Corp., 8.49%, (3-Month SOFR + 3.17%), 04/30/43(2)	90,000	89,081
Nationstar Mortgage Holdings, Inc., 5.75%, 11/15/31(1)	100,000	92,296
NCR Atleos Escrow Corp., 9.50%, 04/01/29(1)	77,000	82,661
Northern Trust Corp., 6.13%, 11/02/32	150,000	161,748
OneMain Finance Corp., 6.88%, 03/15/25	75,000	75,341
Prudential Financial, Inc., 5.13%, (US 5 Year CMT T- Note + 3.16%), 03/01/52(2)	79,000	73,849
Prudential Financial, Inc., 6.00%, (US 5 Year CMT T- Note + 3.23%), 09/01/52(2)	10,000	9,970
State Street Corp., 4.82%, (SOFR + 1.57%), 01/26/34(2)	142,000	139,593
State Street Corp., Series I, 6.70%, (US 5 Year CMT T- Note + 2.61%), 06/15/72(2)	85,000	85,000
Synchrony Financial, 4.88%, 06/13/25	65,000	64,115
Synchrony Financial, 3.70%, 08/04/26	30,000	28,491
Texas Capital Bancshares, Inc., 4.00%, (US 5 Year CMT T- Note + 3.15%), 05/06/31(2)	70,000	64,538

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

January 31, 2024 (unaudited)

Security Description	Principal	Value

CORPORATE BONDS (continued)

Financials (continued)

Truist Financial Corp., Series Q, 5.10%, (US 10 Year CMT T- Note + 4.35%), perpetual(2)(3)	$165,000	$153,022
Usi, Inc./NY, 7.50%, 01/15/32(1)	15,000	15,225
Wells Fargo & Co., Series BB, 3.90%, (US 5 Year CMT T-Note + 3.45%), perpetual(2)(3)	100,000	93,762
Wells Fargo & Co., 5.39%, (SOFR + 2.02%), 04/24/34(2)	185,000	186,731
Wells Fargo & Co., 6.49%, (SOFR + 2.06%), 10/23/34(2)	55,000	60,029
Wells Fargo & Co., Series U, 5.88%, 06/15/72(2)(5)	50,000	49,812
Total Financials		6,157,231
Health Care – 4.1%
Adapthealth LLC, 5.13%, 03/01/30(1)	145,000	113,568
Akumin, Inc., 7.00%, 11/01/25(1)(4)	145,000	118,300
Bausch Health Cos., Inc., 6.13%, 02/01/27
(Canada)(1)	5,000	3,169
Bausch Health Cos., Inc., 11.00%, 09/30/28(1)	19,000	12,973
Bausch Health Cos., Inc., 14.00%, 10/15/30(1)	3,000	1,692
Catalent Pharma Solutions, Inc., 3.50%, 04/01/30(1)	140,000	123,156
CHS/Community Health Systems, Inc., 6.88%, 04/15/29(1)	25,000	17,020
CHS/Community Health Systems, Inc., 6.13%, 04/01/30(1)	30,000	19,564
CHS/Community Health Systems, Inc., 4.75%, 02/15/31(1)	165,000	131,115
Dentsply Sirona, Inc., 3.25%, 06/01/30	260,000	233,034
HCA, Inc., 5.50%, 06/01/33	145,000	147,296
Illumina, Inc., 2.55%, 03/23/31	197,000	165,009
Iqvia, Inc., 5.70%, 05/15/28(1)	200,000	203,929
Lannett Co., Inc., 7.75%, 04/15/26(1)(4)(6)	10,000	719
LifePoint Health, Inc., 9.88%, 08/15/30(1)	175,000	179,169
Medline Borrower LP, 5.25%, 10/01/29(1)	80,000	74,664
Par Pharmaceutical, Inc., 7.50%, 04/01/27(1)(4)	35,000	23,123
Surgery Center Holdings, Inc., 6.75%, 07/01/25(1)	73,000	73,177
Surgery Center Holdings, Inc., 10.00%, 04/15/27(1)	21,000	21,152
Universal Health Services, Inc., 2.65%, 01/15/32	275,000	225,355
US Acute Care Solutions LLC, 6.38%, 03/01/26(1)	90,000	78,730
Viatris, Inc., Series WI, 2.70%, 06/22/30	215,000	183,546
Zimmer Biomet Holdings, Inc., 3.55%, 03/20/30	165,000	152,458
Total Health Care		2,301,918
Industrials – 3.5%
Alaska Airlines Pass-Through Trust, Class A, Series 2020-1, 4.80%, 08/15/27(1)	188,149	184,140
Aviation Capital Group LLC, 3.50%, 11/01/27(1)	76,000	70,842
Boeing Co. (The), 5.15%, 05/01/30	55,000	55,153
Boeing Co. (The), 5.93%, 05/01/60	123,000	122,962
Chart Industries, Inc., 9.50%, 01/01/31(1)	80,000	85,393
Concentrix Corp., 6.65%, 08/02/26	90,000	92,198
CoStar Group, Inc., 2.80%, 07/15/30(1)	263,000	226,124
Global Infrastructure Solutions, Inc., 7.50%, 04/15/32(1)	95,000	87,622
Hertz Corp. (The), 5.00%, 12/01/29(1)	110,000	87,024
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.25%, 05/15/27	90,000	81,037
LBM Acquisition LLC, 6.25%, 01/15/29(1)	130,000	118,138
Regal Rexnord Corp., 6.40%, 04/15/33(1)	160,000	166,390
Science Applications International Corp., 4.88%, 04/01/28(1)	80,000	75,582
Sempra Global, 3.25%, 01/15/32(1)	203,000	167,045
United Airlines Pass-Through Trust, Class A, Series 2023-1, 5.80%, 01/15/36	137,000	139,634
United Rentals North America, Inc., 3.75%, 01/15/32	105,000	92,328
Veralto Corp., 5.45%, 09/18/33(1)	120,000	123,115
Total Industrials		1,974,727
Information Technology – 1.8%
Booz Allen Hamilton, Inc., 3.88%, 09/01/28(1)	70,000	66,305
Booz Allen Hamilton, Inc., 4.00%, 07/01/29(1)	95,000	89,082
Commscope Technologies LLC, 6.00%, 06/15/25(1)	95,000	75,609
Consensus Cloud Solutions, Inc., 6.50%, 10/15/28(1)	100,000	89,908
Dell International LLC / EMC Corp., 8.10%, 07/15/36	87,000	107,323
Gartner, Inc., 3.75%, 10/01/30(1)	120,000	107,463
Gtcr W-2 Merger Sub LLC, 7.50%, 01/15/31(1)	95,000	98,756
Leidos, Inc., 2.30%, 02/15/31	135,000	112,575
Oracle Corp., 6.25%, 11/09/32	45,000	48,556
Oracle Corp., 5.55%, 02/06/53	80,000	79,558
Viasat, Inc., 5.63%, 09/15/25(1)	115,000	111,207
Total Information Technology		986,342
Materials – 1.4%
Asp Unifrax Holdings, Inc., 5.25%, 09/30/28(1)	190,000	126,411
Bayport Polymers LLC, 5.14%, 04/14/32(1)	80,000	72,872
Berry Global, Inc., 5.65%, 01/15/34(1)	110,000	111,289
Illuminate Buyer LLC / Illuminate Holdings IV, Inc., 9.00%, 07/01/28(1)	80,000	78,271
LSB Industries, Inc., 6.25%, 10/15/28(1)	150,000	142,616
Mauser Packaging Solutions Holding Co., 7.88%, 08/15/26(1)	20,000	20,225

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

January 31, 2024 (unaudited)

Security Description	Principal	Value

CORPORATE BONDS (continued)

Materials (continued)

Mauser Packaging Solutions Holding Co., 9.25%, 04/15/27(1)	$60,000	$57,991
New Enterprise Stone & Lime Co., Inc., 9.75%, 07/15/28(1)	85,000	85,858
WR Grace Holdings LLC, 5.63%, 08/15/29(1)	120,000	105,909
Total Materials		801,442
Real Estate – 1.8%
Ashton Woods USA LLC / Ashton Woods Finance Co., 4.63%, 04/01/30(1)	150,000	135,900
EPR Properties, 4.75%, 12/15/26	100,000	96,538
EPR Properties, 3.60%, 11/15/31	95,000	79,517
Glp Capital LP / Glp Financing II, Inc., 6.75%, 12/01/33	70,000	74,559
GLP Capital LP / GLP Financing II, Inc., 3.25%, 01/15/32	140,000	117,865
MPT Operating Partnership LP / MPT Finance Corp., 3.50%, 03/15/31	100,000	61,366
Office Properties Income Trust, 4.50%, 02/01/25	140,000	121,473
Sabra Health Care LP, 3.20%, 12/01/31	165,000	134,923
VICI Properties LP, 4.95%, 02/15/30	60,000	58,212
VICI Properties LP, 5.13%, 05/15/32	115,000	109,995
VICI Properties LP / VICI Note Co., Inc., 4.63%, 06/15/25(1)	10,000	9,859
VICI Properties LP / VICI Note Co., Inc., 4.13%, 08/15/30(1)	30,000	27,324
Total Real Estate		1,027,531
Utilities – 2.2%
CMS Energy Corp., 4.75%, (US 5 Year CMT T- Note + 4.12%), 06/01/50(2)	225,000	204,002
Ferrellgas LP / Ferrellgas Finance Corp., 5.38%, 04/01/26(1)	55,000	54,233
Ferrellgas LP / Ferrellgas Finance Corp., 5.88%, 04/01/29(1)	80,000	78,463
KeySpan Gas East Corp., 5.99%, 03/06/33(1)	151,000	153,153
NRG Energy, Inc., 7.00%, 03/15/33(1)	191,000	201,769
Pacificorp, 5.45%, 02/15/34	50,000	50,700
Pacificorp, 5.80%, 01/15/55	120,000	120,402
Southern Co. (The), Series 21-A, 3.75%, (US 5 Year CMT T- Note + 2.92%), 09/15/51(2)	213,000	199,071
Sunnova Energy Corp., 5.88%, 09/01/26(1)	110,000	91,456
Vistra Corp., 8.00%, (US 5 Year CMT T- Note + 6.93%), perpetual(1)(2)(3)	51,000	50,891
Total Utilities		1,204,140
Total Corporate Bonds
(Cost $18,891,332)		19,048,600

FOREIGN BONDS – 17.1%

Basic Materials – 0.5%
Corp. Nacional del Cobre de Chile, 5.95%, 01/08/34 (Chile)(1)	200,000	200,443
INEOS Quattro Finance 2 PLC, 3.38%, 01/15/26 (United Kingdom)(1)	81,000	76,344
Total Basic Materials		276,787
Communication Services – 0.3%
CT Trust, 5.13%, 02/03/32 (Guatemala)(1)	200,000	175,000
Telesat Canada / Telesat LLC, 6.50%, 10/15/27 (Canada)(1)	35,000	15,925
Total Communication Services		190,925
Consumer Discretionary – 0.5%
Ashtead Capital, Inc., 5.50%, 08/11/32 (United Kingdom)(1)	200,000	199,052
Ontario Gaming GTA LP, 8.00%, 08/01/30 (Canada)(1)	95,000	99,097
Total Consumer Discretionary		298,149
Consumer Staples – 0.8%
Bat Capital Corp., 7.75%, 10/19/32 (United Kingdom)	135,000	153,381
Central American Bottling Corp. / CBC Bottling Holdco SL / Beliv Holdco SL, 5.25%, 04/27/29 (Guatemala)(1)	95,000	88,825
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc., 7.00%, 12/31/27 (Canada)(1)	55,000	53,743
Sigma Holdco BV, 7.88%, 05/15/26 (Netherlands)(1)	135,000	127,424
Total Consumer Staples		423,373
Energy – 2.6%
BP Capital Markets PLC, 4.88%, (US 5 Year CMT T- Note + 4.40%), perpetual (United Kingdom)(2)(3)	230,000	218,286
Coronado Finance Pty Ltd., 10.75%, 05/15/26 (Australia)(1)	68,000	71,508
Ecopetrol SA, 4.63%, 11/02/31 (Colombia)	100,000	82,295
Ecopetrol SA, 8.88%, 01/13/33 (Colombia)	150,000	158,978
Enbridge, Inc., 7.63%, (US 5 Year CMT T- Note + 4.42%), 01/15/83 (Canada)(2)	170,000	172,230
KazMunayGas National Co. JSC, 6.38%, 10/24/48 (Kazakhstan)(1)	200,000	184,906
Pertamina Persero PT, 2.30%, 02/09/31 (Indonesia)(1)	200,000	167,241
Petroleos Mexicanos, 6.50%, 03/13/27 (Mexico)	160,000	150,160

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

January 31, 2024 (unaudited)

Security Description		Principal	Value

FOREIGN BONDS (continued)

Energy (continued)

Petroleos Mexicanos, 6.70%, 02/16/32 (Mexico)		$140,000	$113,953
Petroleos Mexicanos, 6.35%, 02/12/48 (Mexico)		55,000	34,183
Petroleos Mexicanos, 7.69%, 01/23/50 (Mexico)		20,000	13,980
Teine Energy Ltd., 6.88%, 04/15/29 (Canada)(1)		110,000	104,753
Total Energy			1,472,473
Financials – 3.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 2.45%, 10/29/26 (Ireland)		150,000	139,192
Allianz SE, 6.35%, (US 5 Year CMT T-Note + 3.23%), 09/06/53 (Germany)(1)(2)		200,000	209,218
Ascot Group Ltd., 4.25%, 12/15/30 (Bermuda)(1)		45,000	37,225
Banco Mercantil del Norte SA, 6.63%, (US 10 Year CMT T- Note + 5.03%), perpetual (Mexico)(1)(2)(3)		200,000	170,000
Banco Santander Chile, 3.18%, 10/26/31 (Chile)(1)		150,000	130,050
Barclays, 7.44%, (US 1 Year CMT T- Note + 3.50%), 11/02/33 (United Kingdom)(2)		200,000	223,036
BBVA Bancomer SA, 5.13%, (US 5 Year CMT T-Note + 2.65%), 01/18/33 (Mexico)(1)(2)		200,000	183,310
Brookfield Finance, Inc., 6.35%, 01/05/34 (Canada)		125,000	134,072
Nippon Life Insurance Co., 6.25%, (US 5 Year CMT T-Note + 2.95%), 09/13/53 (Japan)(1)(2)		200,000	208,861
Societe Generale SA, 6.07%, (US 1 Year CMT T- Note + 2.10%), 01/19/35 (France)(1)(2)		200,000	200,913
UBS Group AG, 4.99%, (US 1 Year CMT T- Note + 2.40%), 08/05/33 (Switzerland)(1)(2)		220,000	213,884
Total Financials			1,849,761
Government – 6.3%
Angolan Government International Bond, 8.25%, 05/09/28 (Angola)(1)		200,000	181,000
Brazil Notas Do Tesouro Nacional Serie F, Series NTNF, 10.00%, 01/01/29 (Brazil)	BRL	430,000	86,062
Brazilian Government International Bond, 6.00%, 10/20/33 (Brazil)		200,000	197,900
Dominican Republic International Bond, 4.88%, 09/23/32 (Dominican Republic)(1)		325,000	291,362
Egypt Government International Bond, 7.60%, 03/01/29 (Egypt)(1)		200,000	148,000
El Salvador Government International Bond, 7.65%, 06/15/35 (El Salvador)(1)		95,000	74,717
Hungary Government International Bond, 6.25%, 09/22/32 (Hungary)(1)		200,000	209,300
Indonesia Government International Bond, 2.85%, 02/14/30 (Indonesia)		200,000	179,522
Ivory Coast Government International Bond, 6.13%, 06/15/33 (Ivory Coast)(1)		200,000	180,500
Jordan Government International Bond, 7.50%, 01/13/29 (Jordan)(1)		200,000	196,750
Mexico Government International Bond, 3.50%, 02/12/34 (Mexico)		200,000	167,800
Mexico Government International Bond, 6.00%, 05/07/36 (Mexico)		200,000	204,043
Morocco Government International Bond, 3.00%, 12/15/32 (Morocco)(1)		200,000	161,850
Republic of Ghana, 8.13%, 03/26/32 (Ghana)		200,000	88,500
Republic of Poland Government International Bond, 4.88%, 10/04/33 (Poland)		80,000	79,894
Republic of South Africa Government International Bond, 5.88%, 06/22/30 (South Africa)		200,000	188,460
Saudi Government International Bond, 5.50%, 10/25/32 (Saudi Arabia)(1)		200,000	208,263
Serbia International Bond, 6.50%, 09/26/33 (Serbia)(1)		200,000	205,020
Turkey Government International Bond, 7.63%, 04/26/29 (Turkey)		200,000	201,600
Turkey Government International Bond, 9.13%, 07/13/30 (Turkey)		200,000	213,688
Ukraine Government International Bond, 7.75%, 09/01/26 (Ukraine)(4)		100,000	26,468

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

January 31, 2024 (unaudited)

Security Description	Principal	Value

FOREIGN BONDS (continued)

Government (continued)

Ukraine Government International Bond, 7.75%, 09/01/26 (Ukraine)(1)(4)	$100,000	$26,375
Total Government		3,517,074
Health Care – 0.5%
Cheplapharm Arzneimittel GMBH, 5.50%, 01/15/28 (Germany)(1)	190,000	182,114
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/01/26 (Nertherlands)	70,000	65,363
Total Health Care		247,477
Industrials – 0.5%
Avolon Holdings Funding Ltd., 4.38%, 05/01/26 (Ireland)(1)	77,000	74,728
Gfl Environmental, Inc., 6.75%, 01/15/31 (Canada)(1)	5,000	5,120
Trivium Packaging Finance BV, 8.50%, 08/15/27 (Netherlands)(1)	113,000	110,385
VistaJet Malta Finance PLC / Vista Management Holding, Inc., 9.50%, 06/01/28 (Multinational)(1)	120,000	101,798
Total Industrials		292,031
Materials – 0.7%
ArcelorMittal SA, 6.80%, 11/29/32 (Luxembourg)	80,000	86,090
FMG Resources August 2006 Pty Ltd., 5.88%, 04/15/30 (Australia)(1)	100,000	98,875
NOVA Chemicals Corp., 5.00%, 05/01/25 (Canada)(1)	48,000	46,849
Taseko Mines Ltd., 7.00%, 02/15/26 (Canada)(1)	90,000	88,506
Teck Resources Ltd., 6.13%, 10/01/35 (Canada)	80,000	83,705
Total Materials		404,025
Real Estate – 0.3%
Ontario Teachers' Cadillac Fairview Properties Trust, 2.50%, 10/15/31 (Canada)(1)	200,000	161,186
Utilities – 0.8%
Electricite de France SA, 6.25%, 05/23/33 (France)(1)	200,000	213,368
ENEL Finance International NV, 7.50%, 10/14/32 (Italy)(1)	200,000	227,047
Total Utilities		440,415
Total Foreign Bonds
(Cost $9,416,104)		9,573,676

MORTGAGE BACKED SECURITIES - 16.9%

Asset Backed Security - 2.2%
Affirm Asset Securitization Trust, Class A, Series 2023-B, 6.82%, 09/15/28(1)	125,000	127,799
American Credit Acceptance Receivables Trust, Class C, Series 2024-1, 5.63%, 01/14/30(1)	135,000	135,251
Auxilior Term Funding, Class D, Series 2023- 1A, 7.27%, 12/16/30(1)	90,000	91,458
Avis Budget Rental Car Funding Aesop LLC, Class C, Series 2024-5A, 6.24%, 04/20/27(1)	160,000	160,836
Exeter Automobile Receivables Trust, Class B, Series 2023-1A, 5.72%, 04/15/27	160,000	159,970
Five Guys Holdings, Inc., Class A2, Series 2023-1A, 7.55%, 01/26/54(1)	125,000	131,746
Mission Lane Credit Card Master Trust, Class A, Series 2023-A, 7.23%, 07/17/28(1)	133,000	134,271
Momnt Technologies Trust, Class A, Series 2023-1A, 6.92%, 03/20/45(1)	150,000	151,325
Reach ABS Trust, Class B, Series 2024-1A, 6.29%, 02/18/31(1)	160,000	161,551
Total Asset Backed Security		1,254,207
Commercial Mortgage Backed Securities - 2.6%
BBCMS Mortgage Trust, Class A, Series 2018- TALL, 6.25%, (1-Month SOFR + 0.92%), 03/15/37(1)(2)	155,000	147,871
BPR Trust, Class A, Series 2022-OANA, 7.23%, (SOFR + 1.90%), 04/15/37(1)(2)	300,000	300,042
BX Trust, Class D, Series 2019-OC11, 4.08%, 12/09/41(1)(2)(5)	85,000	75,216
CF Hippolyta LLC, Class A1, Series 2020-1, 1.69%, 07/15/60(1)	89,945	83,919
COMM Mortgage Trust, Class A1, Series 2013-300P, 4.35%, 08/10/30(1)	165,000	156,121
COMM Mortgage Trust, Class B, Series 2020- CBM, 3.10%, 02/10/37(1)	45,000	43,045
JPMBB Commercial Mortgage Securities Trust, Class AS, Series 2014-C18, 4.44%, 02/15/47(2)(5)	144,000	143,049
MIRA Trust, Class A, Series 2023-MILE, 6.75%, 06/10/38(1)	145,000	151,516
Morgan Stanley Bank of America Merrill Lynch Trust, Class AS, Series 2015-C22, 3.56%, 04/15/48	60,000	57,724
Thpt Mortgage Trust, Class A, Series 2023- THL, 7.23%, 12/10/34(1)(2)(5)	300,000	310,403
Total Commercial Mortgage Backed Securities		1,468,906
Mortgage Backed Security - 5.0%
Federal Home Loan Mortgage Corporation, 6.00%, 10/01/38	181,859	185,555
Federal Home Loan Mortgage Corporation, 5.50%, 01/01/53	232,048	232,829

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

January 31, 2024 (unaudited)

Security Description	Principal	Value

MORTGAGE BACKED SECURITIES (continued)

Mortgage Backed Security (continued)

Federal Home Loan Mortgage Corporation, 6.00%, 03/01/53	$631,540	$640,517
Federal National Mortgage Association, 3.50%, 05/01/49	24,600	22,666
Federal National Mortgage Association, 5.00%, 11/01/52	417,131	412,409
Federal National Mortgage Association, 4.50%, 11/01/52	405,904	392,661
Federal National Mortgage Association, 6.00%, 04/01/53	631,884	641,245
Federal National Mortgage Association, 5.50%, 07/01/53	276,860	277,734
Total Mortgage Backed Security		2,805,616
Residential Mortgage Backed Securities - 7.1%
Ajax Mortgage Loan Trust, Class A1, Series 2019-D, 2.96%, 09/25/65(1)(7)	50,672	47,837
AMSR Trust, Class A, Series 2020-SFR1, 1.82%, 04/17/37(1)	379,636	364,302
AMSR Trust, Class D, Series 2021-SFR3, 2.18%, 10/17/38(1)	100,000	90,744
Angel Oak Mortgage Trust, Class A1, Series 2023-1, 4.75%, 09/26/67(1)(7)	92,758	91,130
Arroyo Mortgage Trust, Class A1, Series 2019- 1, 3.81%, 01/25/49(1)(2)(5)	112,308	107,194
Arroyo Mortgage Trust, Class A1, Series 2019- 2, 3.35%, 04/25/49(1)(2)(5)	99,230	93,575
CAFL Issuer LLC, Class A1, Series 2021- RTL1, 2.24%, 03/28/29(1)(7)	100,000	95,170
CIM Trust, Class A1, Series 2022-R2, 3.75%, 12/25/61(1)(2)(5)	241,183	229,495
CSMC Trust, Class A1, Series 2020-RPL4, 2.00%, 01/25/60(1)(2)(5)	96,418	86,144
Deephaven Residential Mortgage Trust, Class A1, Series 2022-1, 2.21%, 01/25/67(1)(2)(5)	77,366	70,193
Ellington Financial Mortgage Trust, Class A1, Series 2022-1, 2.21%, 01/25/67(1)(2)(5)	123,535	106,762
GCAT Trust, Class A1, Series 2020-NQM1, 2.25%, 01/25/60(1)(7)	332,642	317,847
INTOWN Mortgage Trust, Class A, Series 2022-STAY, 7.82%, (SOFR + 2.49%), 08/15/39(1)(2)	159,000	159,987
MetLife Securitization Trust, Class A1A, Series 2019-1A, 3.75%, 04/25/58(1)(2)(5)	97,470	95,024
Mill City Mortgage Loan Trust, Class B1, Series 2017-3, 3.25%, 01/25/61(1)(2)(5)	97,839	84,271
New Residential Mortgage Loan Trust, Class A1, Series 2016-1A, 3.75%, 03/25/56(1)(2)(5)	36,188	34,078
New Residential Mortgage Loan Trust, Class A3, Series 2017-2A, 4.00%, 03/25/57(1)(2)(5)	458,438	435,566
New Residential Mortgage Loan Trust, Class M2, Series 2019-RPL2, 3.75%, 02/25/59(1)(2)(5)	100,000	87,255
RCKT Mortgage Trust, Class A1A, Series 2023-CES1, 6.52%, 06/25/43(1)(2)(5)	149,296	150,653
Sequoia Mortgage Trust, Class B1, Series 2013-8, 3.48%, 06/25/43(2)(5)	53,118	50,937
Starwood Mortgage Residential Trust, Class A1, Series 2020-1, 2.28%, 02/25/50(1)(2)(5)	42,644	40,108
Towd Point Mortgage Trust, Class A2, Series 2017-1, 3.50%, 10/25/56(1)(2)(5)	100,000	98,070
Towd Point Mortgage Trust, Class A2, Series 2017-4, 3.00%, 06/25/57(1)(2)(5)	225,000	206,758
Towd Point Mortgage Trust, Class A2, Series 2018-6, 3.75%, 03/25/58(1)(2)(5)	100,000	89,890
Towd Point Mortgage Trust, Class A2, Series 2021-1, 2.75%, 11/25/61(1)(2)(5)	100,000	81,949
Verus Securitization Trust, Class A1, Series 2022-4, 4.47%, 04/25/67(1)(7)	78,400	77,395
Verus Securitization Trust, Class A1, Series 2022-5, 3.80%, 04/25/67(1)(7)	92,854	87,945
Verus Securitization Trust, Class A1, Series 2022-6, 4.91%, 06/25/67(1)(7)	118,383	117,233
Verus Securitization Trust, Class A1, Series 2022-7, 5.15%, 07/25/67(1)(7)	86,229	86,573
Visio Trust, Class A1, Series 2019-2, 2.72%, 11/25/54(1)(2)(5)	222,475	212,576
Visio Trust, Class A2, Series 2022-1, 5.85%, 08/25/57(1)(7)	82,990	82,681
Total Residential Mortgage Backed Securities		3,979,342
Total Mortgage Backed Securities
(Cost $9,515,052)		9,508,071

TERM LOANS – 13.7%

Aerospace – 0.9%
Amentum Government Services Holdings LLC, 9.34%, (1-Month SOFR + 4.00%), 02/10/29(2)	14,775	14,803
Brown Group Holding, LLC, 8.18%, (SOFR + 2.85%), 06/07/28(2)	85,989	85,516
Dynasty Acquisition Co, Inc., 9.33%, (1-Month SOFR + 4.00%), 08/16/28(2)	51,612	51,709
Dynasty Acquisition Co, Inc., 9.33%, (1-Month SOFR + 4.00%), 08/16/28(2)	22,119	22,161
Kestrel BidCo, Inc., 8.44%, (1-Month SOFR + 3.10%), 12/11/26(2)	79,587	79,570
Mileage Plus Holdings LLC, 10.77%, (3- Month SOFR + 5.40%), 06/21/27(2)	21,000	21,672
Peraton Corp., 9.18%, (SOFR + 3.85%), 02/01/28(2)	167,871	167,895

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

January 31, 2024 (unaudited)

Security Description	Principal	Value

TERM LOANS (continued)

Aerospace (continued)

Tran, 8.60%, (3-Month SOFR + 3.25%), 08/24/28(2)	$74,580	$74,739
Total Aerospace		518,065
Chemicals – 0.4%
LSF11 A5 Holdco LLC, 9.68%, (1-Month SOFR + 4.35%), 10/15/28(2)	59,700	59,775
Lummus Technology Holdings V LLC, 0.00%, (SOFR + 0.00%), 06/30/27(8)	45,000	45,034
Nouryon Finance BV, 9.47%, (3-Month SOFR + 4.10%), 10/19/28(2)	54,862	54,902
Windsor Holdings III LLC, 9.85%, (1-Month SOFR + 4.50%), 06/21/30(2)	49,875	50,007
Total Chemicals		209,718
Communications – 0.2%
CSC Holdings LLC, 0.00%, (SOFR + 0.00%), 01/17/28(8)	105,000	102,780
Planet US Buyer LLC, 0.00%, (SOFR + 0.00%), 01/31/31(8)	30,000	29,925
Total Communications		132,705
Consumer Non-Durables – 0.4%
DS Parent, Inc., 11.21%, (6-Month SOFR + 5.75%), 12/10/28(2)	22,500	21,881
DS Parent, Inc., 10.81%, (2-Month SOFR + 5.50%), 12/13/30(2)	60,000	59,100
Kronos Acquisition Holdings Inc., 9.36%, (3- Month SOFR + 4.01%), 12/22/26(2)	119,079	119,266
Total Consumer Non-Durables		200,247
Energy – 0.6%
Freeport LNG Investments, 9.08%, (3-Month SOFR + 3.76%), 11/17/28(2)	89,311	88,502
Gip Pilot Acquisition Partners, L.P., 8.33%, (3-Month SOFR + 3.00%), 09/15/30(2)	15,000	15,031
Hamilton Projects Acquiror LLC, 9.95%, (1-Month SOFR + 4.61%), 06/17/27(2)	19,269	19,306
Medallion Midland Acquisition LP, 8.86%, (3-Month SOFR + 3.50%), 10/18/28(2)	29,248	29,404
Oryx Midstream Services Permian Basin, LLC, 8.71%, (1-Month SOFR + 3.36%), 10/05/28(2)	58,516	58,502
Traverse Midstream, 8.82%, (3-Month SOFR + 3.50%), 02/12/28(2)	105,000	105,328
Total Energy		316,073
Financials – 0.4%
Acrisure LLC, 9.15%, (3-Month USD LIBOR + 3.50%), 02/15/27(2)	49,870	49,742
Acrisure LLC, 9.89%, (SOFR + 4.50%), 10/20/30(2)	35,000	35,175
AssuredPartners, Inc., 8.95%, (1-Month SOFR + 3.61%), 02/13/27(2)	49,870	49,789
AssuredPartners, Inc., 9.08%, (1-Month SOFR + 3.75%), 02/13/27(2)	9,971	9,972
Asurion LLC, 8.70%, (SOFR + 3.36%), 07/31/27(2)	24,226	23,906
Blackhawk Network Holdings, Inc., 8.14%, (3-Month SOFR + 2.75%), 06/15/25(2)	54,092	54,074
Total Financials		222,658
Food and Drug – 0.1%
Chobani LLC, 9.08%, (1-Month SOFR + 3.75%), 10/25/27(2)	30,000	30,066
Shearer's Foods LLC, 0.00%, (SOFR + 0.00%), 01/31/31(8)	35,000	34,650
Total Food and Drug		64,716
Food/Tobacco – 1.1%
Del Monte Foods, Inc., 9.68%, (1-Month SOFR + 4.35%), 05/15/29(2)	104,209	93,419
Froneri US, Inc., 7.68%, (1-Month SOFR + 2.25%), 01/29/27(2)	82,113	82,099
Pegasus Bidco BV, 9.63%, (3-Month SOFR + 4.25%), 07/12/29(2)	84,299	84,573
Shearer's Foods LLC, 8.95%, (SOFR + 3.50%), 09/23/27(2)	53,816	53,887
Sigma Bidco BV, 0.00%, (SOFR + 0.00%), 01/02/28(8)	80,000	79,600
Triton Water Holdings, Inc., 0.00%, (SOFR + 0.00%), 03/31/28(8)	30,000	29,550
Triton Water Holdings, Inc., 8.86%, (SOFR + 3.51%), 03/31/28(2)	79,085	77,899
Tropicana (Naked Juice LLC), 8.70%, (3-Month SOFR + 3.35%), 01/19/29(2)	124,055	117,749
Total Food/Tobacco		618,776
Forest Prod/Containers – 0.5%
Clydesdale Acquisition Holdings Inc., 0.00%, (SOFR + 0.00%), 04/13/29(8)	100,000	99,484
Kloeckner Pentaplast of America, Inc., 10.48%, (SOFR + 4.98%), 02/12/26(2)	67,342	64,951
Mauser Packaging Solutions Holding Co., 9.35%, (1-Month SOFR + 4.00%), 08/31/26(2)	34,738	34,839
TricorBraun Holdings, Inc., 8.70%, (1-Month SOFR + 3.25%), 01/29/28(2)	93,728	92,124
Total Forest Prod/Containers		291,398
Gaming/Leisure – 0.5%
Caesars Entertainment, Inc., 0.00%, (SOFR + 0.00%), 02/03/31(8)	20,000	19,988
ECL Entertainment LLC, 10.08%, (3-Month SOFR + 4.75%), 08/16/30(2)	59,850	60,059
J&J Ventures Gaming, LLC, 9.61%, (SOFR + 4.26%), 04/26/28(2)	19,501	19,196
Merlin Buyer, Inc, 0.00%, (SOFR + 0.00%), 11/30/29(8)	40,000	39,775

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

January 31, 2024 (unaudited)

Security Description	Principal	Value

TERM LOANS (continued)

Gaming/Leisure (continued)

One Toronto Gaming, 9.60%, (3-Month SOFR + 4.25%), 07/20/30(2)	$25,000	$25,063
Raptor Acquisition Corp., 9.63%, (3-Month SOFR + 4.26%), 11/01/26(2)	9,850	9,874
Scientific Games Holdings LP, 8.58%, (3-Month SOFR + 3.25%), 02/04/29(2)	84,359	83,797
Total Gaming/Leisure		257,752
Health Care – 1.4%
Bausch & Lomb Corporation, 9.33%, (1-Month SOFR + 4.00%), 09/14/28(2)	44,888	44,158
Catalent Pharma Solutions, Inc., 8.33%, (1-Month SOFR + 3.00%), 02/22/28(2)	5,000	5,000
CHG Healthcare Services, Inc., 8.70%, (1-Month SOFR + 3.36%), 09/22/28(2)	58,238	58,125
Ensemble RCM LLC, 0.00%, (SOFR + 0.00%), 01/18/29(8)	10,000	10,001
Hunter US Bidco, Inc., 9.70%, (3-Month SOFR + 4.35%), 08/19/28(2)	15,797	15,790
Milano Acquisition Corp., 9.45%, (3-Month SOFR + 4.10%), 10/01/27(2)	33,937	33,072
Mozart Borrower LP, 8.45%, (1-Month SOFR + 3.11%), 10/23/28(2)	133,304	133,227
Packaging Coordinators Midco, Inc., 0.00%, (SOFR + 0.00%), 11/30/27(8)	30,000	29,944
Packaging Coordinators Midco, Inc., 9.11%, (SOFR + 3.76%), 11/30/27(2)	53,708	53,607
Phoenix Guarantor, Inc., 8.70%, (1-Month SOFR + 3.36%), 03/05/26(2)	38,496	38,428
Phoenix Newco, Inc., 0.00%, (SOFR + 0.00%), 08/11/28(8)	10,000	9,985
Phoenix Newco, Inc., 8.70%, (1-Month SOFR + 3.36%), 08/11/28(2)	30,509	30,465
Southern Veterinary Partners LLC, 9.45%, (1-Month SOFR + 4.00%), 10/05/27(2)	44,884	44,849
Star Parent, Inc., 9.35%, (1-Month SOFR + 4.00%), 09/19/30(2)	80,000	78,250
Sunshine Luxembourg VII Sarl, 8.95%, (SOFR + 3.60%), 10/01/26(2)	103,899	104,079
Upstream Newco, Inc., 9.70%, (3-Month SOFR + 4.25%), 11/20/26(2)	21,938	20,749
Viant Medical Holdings, Inc., 9.20%, (1-Month SOFR + 3.86%), 07/02/25(2)	93,027	92,620
Total Health Care		802,349
Housing – 0.4%
Chariot Buyer LLC, 8.68%, (1-Month SOFR + 3.25%), 10/22/28(2)	40,436	40,046
Chariot Buyer LLC, 0.00%, (SOFR + 0.00%), 11/03/28(8)	45,000	44,803
Hunter Douglas Holding BV, 8.88%, (3-Month SOFR + 3.50%), 02/09/29(2)	54,861	54,067
SRS Distribution, Inc., 8.71%, (1-Month SOFR + 3.35%), 06/02/28(2)	4,900	4,880
SRS Distribution, Inc., 8.95%, (1-Month SOFR + 3.61%), 06/02/28(2)	108,422	107,993
Total Housing		251,789
Information Technology – 2.1%
Ahead DB Holdings LLC, 0.00%, (SOFR + 0.00%), 01/24/31(8)	25,000	24,969
Applied Systems, 9.85%, (3-Month SOFR + 4.50%), 09/19/26(2)	178,650	179,365
Applied Systems, 12.10%, (3-Month SOFR + 6.75%), 09/19/27(2)	29,460	29,644
Barracuda Parent LLC, 9.81%, (3-Month SOFR + 4.50%), 08/15/29(2)	83,409	81,181
BMC Software (Boxer/ Bladelogic), 0.00%, (SOFR + 0.00%), 12/02/28(8)	5,000	5,013
BMC Software (Boxer/ Bladelogic), 9.58%, (1-Month SOFR + 4.25%), 12/02/28(2)	15,000	15,037
Central Parent, Inc., 9.35%, (3-Month SOFR + 4.00%), 07/06/29(2)	108,404	108,743
ConnectWise LLC, 8.96%, (1-Month SOFR + 3.61%), 09/24/28(2)	39,200	39,215
Epicor Software Corp, 9.08%, (1-Month SOFR + 3.75%), 07/30/27(2)	5,000	5,036
Epicor Software Corp., 8.70%, (1-Month SOFR + 3.36%), 07/30/27(2)	33,688	33,749
Indicor LLC, 9.35%, (3-Month SOFR + 4.00%), 11/22/29(2)	89,326	89,486
Infinite Bidco LLC, 9.32%, (3-Month SOFR + 3.75%), 03/02/28(2)	80,000	77,700
Ncr Atleos, LLC, 10.18%, (1-Month SOFR + 4.85%), 03/22/29(2)	55,000	55,069
Polaris Newco LLC, 9.57%, (1-Month SOFR + 4.26%), 06/02/28(2)	64,669	63,214
Project Ruby Ultimate Parent Corp., 0.00%, (SOFR + 0.00%), 03/10/28(8)	15,000	14,963
Project Ruby Ultimate Parent Corp., 8.70%, (SOFR + 3.36%), 03/10/28(2)	29,175	29,058
Proofpoint, Inc., 8.70%, (1-Month SOFR + 3.36%), 06/09/28(2)	29,400	29,242
RealPage, Inc., 8.45%, (1-Month SOFR + 3.11%), 04/24/28(2)	34,139	33,466
SOFTWARE AG/MOSEL, 10.10%, (3-Month SOFR + 4.75%), 08/01/30(2)	37,000	37,046
Sophia LP, 8.93%, (1-Month SOFR + 3.60%), 10/07/27(2)	24,254	24,250
UKG, Inc., 8.68%, (3-Month SOFR + 3.35%), 05/04/26(2)	141,503	141,723
WORLDPAY, 0.00%, (SOFR + 0.00%), 09/20/30(8)	35,000	35,047
Total Information Technology		1,152,216

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

January 31, 2024 (unaudited)

Security Description	Principal	Value

TERM LOANS (continued)

Manufacturing – 1.1%
Alliance Laundry Systems LLC, 8.93%, (SOFR + 3.60%), 10/08/27(2)	$31,068	$31,105
Arcline FM Holdings LLC, 10.36%, (3-Month SOFR + 5.01%), 06/23/28(2)	128,062	127,925
Arcline FM Holdings LLC, 13.86%, (3-Month SOFR + 8.51%), 06/15/29(2)	15,000	14,597
Chart Industries, Inc, 8.70%, (1-Month SOFR + 3.35%), 03/17/30(2)	54,672	54,815
CPM Holdings, Inc, 9.85%, (1-Month SOFR + 4.50%), 09/21/28(2)	69,000	69,115
Filtration Group Corp., 8.95%, (1-Month SOFR + 3.61%), 10/19/28(2)	106,831	106,945
Madison IAQ LLC, 8.70%, (1-Month SOFR + 3.36%), 06/21/28(2)	39,441	39,197
Safe Fleet Holdings LLC, 9.19%, (1-Month SOFR + 3.85%), 02/17/29(2)	118,369	118,674
Star US Bidco LLC, 9.68%, (1-Month SOFR + 4.35%), 03/17/27(2)	46,995	47,124
Total Manufacturing		609,497
Media/Telecom - Broadcasting – 0.4%
Gray Television, Inc., 8.47%, (1-Month SOFR + 3.11%), 12/01/28(2)	50,000	49,692
Terrier Media Buyer, Inc., 8.95%, (3-Month SOFR + 3.60%), 12/17/26(2)	89,615	83,496
Univision Comm (fka Umbrella), 8.70%, (1-Month SOFR + 3.36%), 03/15/26(2)	114,122	114,173
Total Media/Telecom - Broadcasting		247,361
Media/Telecom - Cable/Wireless Video – 0.3%
Directv Financing LLC, 10.83%, (3-Month SOFR + 5.25%), 08/02/29(2)	115,336	115,432
Eagle Broadband Investments LLC, 8.61%, (3-Month SOFR + 3.26%), 11/12/27(2)	59,694	58,730
Total Media/Telecom - Cable/Wireless Video		174,162
Media/Telecom - Diversified Media – 0.4%
Century DE Buyer LLC, 9.32%, (3-Month SOFR + 4.00%), 09/21/30(2)	42,000	42,101
McGraw-Hill Education, Inc., 10.20%, (1-Month SOFR + 4.86%), 07/28/28(2)	23,460	23,365
MH Sub I LLC, 0.00%, (SOFR + 0.00%), 04/25/28(8)	50,000	49,051
MH Sub I LLC, 9.61%, (1-Month SOFR + 4.25%), 04/25/28(2)	20,000	19,620
Neilson Holdings, 10.42%, (3-Month SOFR + 5.10%), 04/11/29(2)	124,063	114,299
Total Media/Telecom - Diversified Media		248,436
Media/Telecom - Telecommunications – 0.3%
Altice France SA/France, 9.26%, (SOFR + 3.69%), 01/31/26(2)	28,788	28,267
Cincinnati Bell, Inc., 8.68%, (1-Month SOFR + 3.35%), 11/17/28(2)	75,000	74,235
Numericable U.S. LLC, 8.32%, (3-Month SOFR + 2.75%), 06/22/25(2)	59,699	58,989
Total Media/Telecom - Telecommunications		161,491
Media/Telecom - Wireless Communications – 0.1%
Viasat, Inc., 0.00%, (SOFR + 0.00%), 02/23/29(8)	25,000	24,658
Viasat, Inc., 9.83%, (1-Month SOFR + 4.50%), 02/23/29(2)	49,873	49,192
Total Media/Telecom - Wireless Communications		73,850
Metals/Minerals – 0.2%
Covia Holdings LLC, 9.59%, (3-Month SOFR + 4.26%), 07/31/26(2)	95,000	94,822

Retail – 0.2%
EG America LLC, 11.29%, (SOFR + 5.93%), 02/07/28(2)	55,000	54,003
PetSmart, Inc., 9.18%, (SOFR + 3.85%), 02/11/28(2)	53,225	53,054
Total Retail		107,057
Service – 1.4%
Ascend Learning LLC, 0.00%, (SOFR + 0.00%), 12/11/28(8)	75,000	73,646
Brightview Landscapes LLC, 8.31%, (3-Month SOFR + 3.25%), 04/07/29(2)	73,877	73,988
DG Investment Intermediate Holdings 2, Inc, 10.08%, (1-Month SOFR + 4.75%), 03/31/28(2)	64,673	64,430
DXP Enterprises, Inc., 10.29%, (6-Month SOFR + 4.85%), 10/06/30(2)	39,900	40,062
Garda World Security Corp., 9.72%, (3-Month SOFR + 4.35%), 10/30/26(2)	10,000	10,027
Garda World Security Corp., 0.00%, (SOFR + 0.00%), 02/01/29(8)	70,000	70,142
Hertz Corp. (The), 0.00%, (SOFR + 0.00%), 06/30/28(8)	75,000	74,684
Kindercare (Kuehg Corp.), 10.35%, (3-Month SOFR + 5.00%), 05/23/30(2)	79,800	79,985
Titan Acquisition Ltd. / Titan Co.-Borrower LLC, 8.45%, (1-Month SOFR + 3.00%), 03/15/25 (Canada)(2)	79,788	79,778
TMF Sapphire, 9.33%, (3-Month SOFR + 4.00%), 05/03/28(2)	35,000	35,263
University Support Services LLC, 8.68%, (1-Month SOFR + 3.35%), 06/29/28(2)	125,440	124,938
Win Waste Innovations Holdings, Inc., 8.20%, (1-Month SOFR + 2.75%), 03/24/28(2)	54,859	50,756
Total Service		777,699

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

January 31, 2024 (unaudited)

Security Description	Principal	Value

TERM LOANS (continued)

Transportation - Automotive – 0.2%
American Axle, 8.94%, (3-Month SOFR + 3.60%), 12/06/29(2)	$47,196	$47,285
Clarios Global LP / Clarios US Finance Co., 8.33%, (1-Month SOFR + 3.00%), 05/06/30(2)	29,925	29,981
PAI Holdco, Inc., 9.32%, (3-Month SOFR + 3.75%), 10/28/27(2)	44,206	42,128
Total Transportation - Automotive		119,394
Utilities – 0.1%
Generation Bridge Northeast LLC, 9.58%, (1-Month SOFR + 4.25%), 08/03/29(2)	24,459	24,602
NGL Energy Operating LLC, 0.00%, (SOFR + 0.00%), 01/27/31(8)	25,000	24,992
Total Utilities		49,594
Total Term Loans
(Cost $7,632,838)		7,701,825

U.S. GOVERNMENT SECURITIES – 10.1%
U.S. Treasury Bill
5.53%, 02/29/24(9)	310,000	308,733
U.S. Treasury Bond
1.88%, 11/15/51	1,005,000	614,463
3.63%, 05/15/53	735,000	660,639
4.75%, 11/15/53	370,000	404,052
U.S. Treasury Note
2.50%, 04/30/24	245,000	243,309
1.00%, 12/15/24	1,040,000	1,006,202
0.88%, 06/30/26	265,000	245,746
4.38%, 08/15/26	215,000	216,533
1.38%, 12/31/28	285,000	253,349
3.38%, 05/15/33	1,820,000	1,739,948

Total U.S. Government Securities
(Cost $5,482,965)		5,692,974

ASSET BACKED SECURITIES – 5.9%
ACHV ABS Trust, Class B, Series 2023-1PL, 6.80%, 03/18/30(1)	101,349	101,503
Affirm Asset Securitization Trust, Class 1A, Series 2022-A, 4.30%, 05/17/27(1)	70,000	69,366
Applebee's Funding LLC / Ihop Funding LLC, Class A2, Series 2023-1A, 7.82%, 03/05/53(1)	109,000	113,403
Aqua Finance Trust, Class A, Series 2017-A, 3.72%, 11/15/35(1)	16,114	16,039
Avant Credit Card Master Trust, Class A, Series 2021-1A, 1.37%, 04/15/27(1)	50,000	48,306
Carvana Auto Receivables Trust, Class E, Series 2019-3A, 4.60%, 07/15/26(1)	42,125	41,875
Conn Funding II LP, Class B, Series 2022-A, 9.52%, 12/15/26(1)	25,214	25,284
CPS Auto Receivables Trust, Class D, Series 2022-D, 8.73%, 01/16/29(1)	100,000	106,132
CPS Auto Receivables Trust, Class E, Series 2019-D, 3.86%, 10/15/25(1)	38,343	38,169
Dext ABS LLC, Class A2, Series 2023-1, 5.99%, 03/15/32(1)	115,000	114,482
DT Auto Owner Trust, Class D, Series 2023- 1A, 6.44%, 11/15/28(1)	155,000	155,681
Encina Equipment Finance LLC, Class B, Series 2022-1A, 5.15%, 01/16/29(1)	100,000	98,398
Exeter Automobile Receivables Trust, Class E, Series 2019-2A, 4.68%, 05/15/26(1)	55,000	54,874
FAT Brands Royalty LLC, Class A2, Series 2021-1A, 4.75%, 04/25/51(1)	49,500	47,351
FHF Trust, Class A2, Series 2023-1A, 6.57%, 06/15/28(1)	106,848	106,614
GLS Auto Receivables Issuer Trust, Class D, Series 2022-2A, 6.15%, 04/17/28(1)	65,000	65,154
Hardee's Funding LLC, Class A2, Series 2020-1A, 3.98%, 12/20/50(1)	238,620	213,197
Hertz Vehicle Financing III LLC, Class C, Series 2022-1A, 2.63%, 06/25/26(1)	170,000	162,514
Hertz Vehicle Financing LLC, Class D, Series 2022-4A, 6.56%, 09/25/26(1)	65,000	63,354
Hotwire Funding LLC, Class C, Series 2021-1, 4.46%, 11/20/51(1)	65,000	55,474
Jack in the Box Funding LLC, Class A2I, Series 2022-1A, 3.45%, 02/26/52(1)	197,825	184,161
LAD Auto Receivables Trust, Class D, Series 2021-1A, 3.99%, 11/15/29(1)	55,000	52,721
LAD Auto Receivables Trust, Class D, Series 2023-2A, 6.30%, 02/15/31(1)	135,000	134,987
Lendbuzz Securitization Trust, Class A2, Series 2023-2A, 7.09%, 10/16/28(1)	123,720	124,778
Lobel Automobile Receivables Trust, Class B, Series 2023-1, 7.05%, 09/15/28(1)	160,000	159,389
MAPS Trust, Class A, Series 2021-1A, 2.52%, 06/15/46(1)	22,519	20,212
MVW Owner Trust, Class A, Series 2019-1A, 2.89%, 11/20/36(1)	17,043	16,460
NMEF Funding LLC, Class B, Series 2021-A, 1.85%, 12/15/27(1)	26,616	26,387
Octane Receivables Trust, Class B, Series 2020-1A, 1.98%, 06/20/25(1)	14,048	14,015
OneMain Direct Auto Receivables Trust, Class C, Series 2022-1A, 5.31%, 06/14/29(1)	55,000	54,169
Oportun Funding LLC, Class A, Series 2022-1, 3.25%, 06/15/29(1)	2,427	2,422
Santander Drive Auto Receivables Trust, Class C, Series 2022-5, 4.74%, 10/16/28	100,000	99,201
Taco Bell Funding LLC, Class A23, Series 2016-1A, 4.97%, 05/25/46(1)	72,188	71,187
Tesla Auto Lease Trust, Class B, Series 2023-A, 6.41%, 07/20/27(1)	147,000	148,911
TRP LLC, Class A, Series 2021-1, 2.07%, 06/19/51(1)	65,545	58,702
United Auto Credit Securitization Trust, Class C, Series 2023-1, 6.28%, 07/10/28(1)	203,000	202,816

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

January 31, 2024 (unaudited)

Security Description	Principal	Value

ASSET BACKED SECURITIES (continued)

Upstart Securitization Trust, Class B, Series 2021-2, 1.75%, 06/20/31(1)	$11,062	$11,020
ZAXBY'S Funding LLC, Class A2, Series 2021-1A, 3.24%, 07/30/51(1)	230,100	202,880
Total Asset Backed Securities
(Cost $3,277,343)		3,281,588

MUNICIPAL BONDS – 0.2%
Broward County Fl Water & Sewer Utility Revenue, 4.00%, 10/01/47	40,000	40,067
Metropolitan Transportation Authority, 5.00%, 11/15/45	60,000	66,086
Sales Tax Securitization Corp., 3.41%, 01/01/43	5,000	3,997
Total Municipal Bonds
(Cost $117,176)		110,150

COMMON STOCK - 0.0%(10)
Retail - 0.0%(10)
West Marine (Rising Tide)(6)
(Cost $85)	38	185

MONEY MARKET FUND - 2.8%
JP Morgan U.S. Government Money Market Institutional Shares, 5.17%(11) (Cost $1,594,493)	1,594,493	1,594,493

TOTAL INVESTMENTS - 100.7%
(Cost $55,927,388)		56,511,562
Liabilities in Excess of Other Assets - (0.7)%		(414,317)
Net Assets - 100.0%		$56,097,245

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At January 31, 2024, the aggregate value of these securities was $24,583,901, or 43.8% of net assets.

(2)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2024.

(3)	Perpetual security with no stated maturity date.

(4)	Security in default, no interest payments are being received during the bankruptcy proceedings.

(5)	Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.

(6)	Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.

(7)	Represents step coupon bond. Rate shown reflects the rate in effect as of January 31, 2024.

(8)	The loan will settle after January 31, 2024. The interest rate, based on the LIBOR and the agreed upon spread on trade date, will be determined at the time of settlement.

(9)	Represents a zero coupon bond. Rate shown reflects the effective yield.

(10)	Amount rounds to less than 0.05%.

(11)	The rate shown reflects the seven-day yield as of January 31, 2024.

Abbreviations:

CMT — Constant Maturity Treasury Index

LIBOR — London InterBank Offered Rate

NTNF — National Treasury Note Fixed

SOFR — Secured Overnight Financing Rate

USD — United States Dollar

Currency Abbreviations

BRL	Brazilian Real
USD	United States Dollar

Schedule of Investments - Virtus Newfleet Multi-Sector Bond ETF (continued)

January 31, 2024 (unaudited)

Fair Value Measurements

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of January 31, 2024.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Corporate Bonds	$—	$19,047,881	$719	$19,048,600
Foreign Bonds	—	9,573,676	—	9,573,676
Mortgage Backed Securities	—	9,508,071	—	9,508,071
Term Loans	—	7,701,825	—	7,701,825
U.S. Government Securities	—	5,692,974	—	5,692,974
Asset Backed Securities	—	3,281,588	—	3,281,588
Municipal Bonds	—	110,150	—	110,150
Common Stock	—	—	185	185
Money Market Fund	1,594,493	—	—	1,594,493
Total	$1,594,493	$54,916,165	$904	$56,511,562

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended January 31, 2024.